BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
2026	$ 4,979,513
2027	1,138,174
Total borrowings	$ 6,117,687	$ 18,209,894